COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Operating Leases of Lessee Disclosure [Table Text Block]	A schedule of future minimum lease payments under the operating lease for the following years is as follows:
2017	$65,728
2018	81,279
2019	83,717
2020	86,229
2021	36,881
$353,834